UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pacific Edge Investment Management, LLC
Address:    490 S. California Avenue, Suite 310
            Palo Alto, CA  94306

Form 13F File Number:   28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name: Karen Payne
Title:      Manager
Phone:      (650) 325-3343

Signature, Place and Date of Signing:

      /s/ Karen Payne
      Karen Payne             Palo Alto, CA                 February 9, 2009

Report Type (Check only one.):

 X    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
---
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:         26,155 (x 1000)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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

NAME OF ISSUER           TITLE OF                  VALUE               SH/   PUT/  INV.    OTHER
                         CLASS        CUSIP        X1000    SHARES     PRN   CALL  DISC.   MGR          VOTING AUTH
                                                                                                    SOLE      SHR    NONE

ART TECHNOLOGY GROUP INC NASDAQ OTC   04289L107         753     390000 SH          Sole              390000
                         ISSUES
ARUBA NETWORKS INC       NASDAQ OTC   043176106        1161     455225 SH          Sole              455225
                         ISSUES
DOT HILL SYS CORP        COMMON       25848T109        1097    1371155 SH          Sole             1371155
                         STOCKS
DOUBLE-TAKE SOFTWARE INC COMMON       258598101        1711     190721 SH          Sole              190721
                         STOCKS
ELECTRO OPTICAL          NASDAQ OTC   285192100         537     160340 SH          Sole              160340
SCIENCES INC             ISSUES
OCCAM NETWORKS INC       NASDAQ OTC   67457P309        2493    1038791 SH          Sole             1038791
                         ISSUES
PHOTRONIC INC            NASDAQ OTC   719405102         511     261871 SH          Sole              261871
                         ISSUES
QUALCOMM INC             NASDAQ OTC   747525103        2329      65000 SH          Sole               65000
                         ISSUES
RADWARE LTD              NASDAQ OTC   M81873107        1280     237500 SH          Sole              237500
                         ISSUES
SUPPORTSOFT INC          NASDAQ OTC   868587106        3828    1716635 SH          Sole             1716635
                         ISSUES
SYCAMORE NETWORKS INC    NASDAQ OTC   871206108        2812    1045320 SH          Sole             1045320
                         ISSUES
SYMMETRICOM INC          NASDAQ OTC   871543104        2774     702294 SH          Sole              702294
                         ISSUES
SYNOPSYS INC             NASDAQ OTC   871607107        2084     112500 SH          Sole              112500
                         ISSUES
TRIDENT MICROSYSTEMS INC NASDAQ OTC   895919108         803     425000 SH          Sole              425000
                         ISSUES
WESTELL TECHNOLOGIES     NASDAQ OTC   957541105         207     781210 SH          Sole              781210
INC-CL A                 ISSUES
WESTERN DIGITAL CORP     COMMON       958102105        1775     155000 SH          Sole              155000
                         STOCKS
